Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,222,418
Proposed Maximum Offering Price per Unit	6.45
Maximum Aggregate Offering Price	$ 7,884,596.1
Amount of Registration Fee	$ 1,088.86
Carry Forward Form Type	S-3
Carry Forward File Number	333-289265
Carry Forward Initial Effective Date	Aug. 05, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,088.86
Offering Note	This “Calculation of Registration Fee Tables” shall be deemed to update the “Calculation of Registration Fee Tables” exhibit in the registrant’s Registration Statement on Form S-3ASR (Reg. No. 333-299236) (the “Registration Statement”). Pursuant to Rule 416(a) under the Securities Act, the shares being registered hereunder cover any additional shares of the registrant’s common stock that become issuable with respect to the shares being registered hereunder by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of common stock.The fee payable at the time of filing of the Registration Statement was initially deferred in accordance with Rules 456(b) and 457(r) under the Securities Act. No additional registration fee is due with respect to the securities covered by this prospectus supplement, as the carry-forward fee of $1,088.86 previously paid covers the full aggregate offering price of such securities at the applicable fee rate. 1,222,418 shares of common stock, $0.0001 par value per share, issuable upon exercise of warrants (the “Warrants”) originally issued on August 29, 2025 and September 15, 2025, as amended by the Amendment to Warrants dated April 20, 2026 (the “Warrant Shares”), are being carried forward from the registrant’s prior Registration Statement on Form S-3ASR (File No. 333-289265), initially filed with the Securities and Exchange Commission on August 5, 2025 (the “Prior Registration Statement”), pursuant to Rule 415(a)(6) under the Securities Act. A registration fee of $1,088.86 was previously paid in connection with the Warrant Shares pursuant to the 424(b)(7) prospectus supplement filed on October 22, 2025 under the Prior Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Warrant Shares under the Prior Registration Statement has been terminated and the Warrant Shares, all of which remain unsold, are being carried forward to the Registration Statement. The filing fee of $1,088.86 previously paid for the Warrant Shares will continue to be applied to such Warrant Shares pursuant to Rule 415(a)(6). No additional registration fee is required for the Warrant Shares covered by the carry-forward fee.